INCOME TAXES (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
INCOME TAXES
Loss before tax	$ 6.5	$ 5.1
Deferred tax asset, gross	9.7	$ 8.0
Net operating loss carryforwards	$ 43.8
Net operating loss carryforwards, expiration dates	2028-2041